General and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses		$ 617,087	$ 410,982	$ 456,957
Salaries and related expenses [Member]
General and administrative expenses		67,884	45,717	12,328
Stock-based compensation [Member]
General and administrative expenses		90,875	162,124	219,239
Rent and maintenance [Member]
General and administrative expenses		9,549	9,622	16,945
Communication and investor relations [Member]
General and administrative expenses		25,810	5,144	4,448
Professional fees [Member]
General and administrative expenses	[1]	14,735	9,764	10,203
Vehicle [Member]
General and administrative expenses		391,520	156,268	193,794
Insurance and other expenses [Member]
General and administrative expenses		$ 16,714	$ 22,343

[1]	includes listing expenses